NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2017
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

39. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

The accounting standards and interpretations that are issued, but not yet effective for the year ended December 31, 2017 and which have not been applied in preparing these consolidated financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

Effective for annual periods beginning on or after January 1, 2018

•     IFRS 9, Financial Instruments

IFRS 9 includes revised guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39. IFRS 9, published in July 2014, replaces the existing guidance in IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. The Group does not intend to adopt IFRS 9 before the effective date.

The classification and measurement of financial assets, stocks, mutual funds, corporate and government bonds, and convertible bonds currently classified as available-for-sale financial assets would appear to satisfy the conditions for classification as at fair value through other comprehensive income (“FVOCI”) and hence there will be no change to the accounting for these assets. The other financial assets held by the Group include cash and cash equivalents, other current financial assets, trade and other receivables, and other non-current assets (long-term trade receivables and restricted cash) currently classified as loans and receivables and measured at  amortized cost which appear to meet the conditions for classification at amortized cost under IFRS 9. Accordingly, the Group does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets.

There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (“ECL’’) rather than only incurred credit losses as is the case under IAS 39.

Based on the assessment completed to date, the Group expects the effect of applying the impairment requirements of IFRS 9 in the provision for impairment of receivable. The quantum of impact is not yet determinable at this time because it depends on the supportable information being made available to the Group in 2018 when the Group adopt IFRS 9.

•     IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework to determine how, when and how much revenue is to be recognised. The standard provides a single, principles-based five-step model for the determination and recognition of revenue to be applied to all contracts with customers. The standard also provides specific guidance requiring certain types of costs to obtain and/or fulfil a contract to be capitalized and amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the capitalized cost relates.

IFRS 15 replaces a number of existing revenue standards, including IAS 18 - Revenue, IAS 11 - Construction Contracts and IFRIC 13 - Customer Loyalty Programmes. IFRS 15 will be effective for annual reporting periods beginning on or after January 1, 2018 with a permission for early adoption.

There are two adoption methods available for implementation. Under one method, the standard is applied retrospectively to contracts for each reporting period presented, subject to allowable practical expedients. Under the other method, the Group is allowed to use a modified retrospective approach by applying IFRS 15 only to the most current period presented, recognizing the cumulative effect of the change as an adjustment to the beginning balance of retained earnings at January 1, 2018, and provides additional disclosures comparing the results to the previous revenue guidance.

The Group has decided to apply the modified retrospective approach to adopt the standard beginning on January 1, 2018.The Group has also elected to apply the following practical expedients on the transition date:

-     Completed contracts - the Group would apply IFRS 15 only to customer contracts that are not completed on January 1, 2018 and would not adjust prior reporting periods; and

-     Contract modifications - instead of applying a retrospective approach to quantify the cumulative effects of contract modifications from the time the each modification was made; the Group would reflect the aggregate effect of all contract modifications that occur before January 1, 2018 in order to:

(i) identify satisfied and unsatisfied performance obligations;

(ii) determine the transaction price of the latest modified contract; and

(iii) allocate the transaction price to the satisfied and unsatisfied performance obligations as of January 1, 2018.

Based on the assessment completed to date, the Group identifies  the following indicative impacts to each of the Group's Customer Facing Units ("CFU"):

a)	Mobile and Consumer CFUs

Customer contracts for these mobile and consumer CFUs are relatively standard in nature. The Group has already pre-determined the services and/or package of services that it is going to offer so that customers can choose from a selection of packages that the Group sells. Given the standard nature of the products offered, the Group is already allocating revenue to all of the different components of revenue identified in customer contracts. From time to time, however, the Group also offers free promotion products as incentives. These free promotion products are likely to constitute separate performance obligations that are subject to further revenue allocation under IFRS 15. The Group is expected to continue to offer a variety of free digital and home entertainment contents to help promote its products in the market. As a result, the Group expects that there will be some reallocation of revenues between:

-“Short Messaging Services”, “Cellular Telephone", and “Cellular Internet and Data” for Mobile CFU; and

-“Fixed Telephone”, “Pay TV”, and “Internet, Data Communication and Information Technology Services” for Consumer CFU.

Reallocation of future revenues will not have any impact on the amount of cumulative revenue recognised to date by the Group.

b)	Wholesale and International ("WIB") CFU

Wholesale telecommunication services comprise primarily of interconnection services, as well as pre-determined network services. The pre-determined network services are standardised in nature and the Group has already allocated contract revenues to all identified revenue elements under the existing practice. Given the nature of the contracts for pre-determined network services, the Group does not expect IFRS 15 to have a material impact on pre-determined network services.

Consistent with the industry practice, the Group offers volume discounts on interconnectivity charges depending on the volume of traffic used by the other telecommunication operators. For the purposes of IFRS 15, the Group has been performing an assessment to ensure that the amount of interconnectivity revenues recognised to date is capped to a level that is not subject to a significant risk of reversal in the future. The Group expects there will be an adjustment made to the opening retained earnings that will be reported in the next fiscal year to incorporate the estimation of volume discounts paid in 2018.

c)	Enterprise CFU

Many of the Enterprise CFU product offerings are bespoke in nature. The Group often custom-designs its solution services to satisfy customers’ specific needs and requirements. For the purposes of IFRS 15, the Group has undertaken a project to evaluate individual customer contracts to determine the number and nature of performance obligations promised to customers in those contracts. In some circumstances, free products that are provided to customers to fulfil solution services can now be identified as distinct performance obligations under IFRS 15. Therefore, the Group expects that there will be more performance obligations that will be identified under IFRS 15 as compared to the existing revenue standards. In addition, IFRS 15 introduces more detailed guidance to determine the stand-alone selling prices of the identified performance obligations. In effect, this will lead to a reallocation of some portion of revenues between “Internet, Data Communication and Information Technology Services” and “CPE and Terminal” sub-classifications.

IFRS 15 requires the Group to capitalise some portion of the costs incurred to acquire contracts and costs to fulfil performance obligations of contracts that are satisfied over time as an asset on the balance sheet. In contrast to the current treatment that requires the Group to expense these costs as incurred, the capitalised contract acquisition and fulfilment costs will be amortised as the Group satisfies its performance obligations over time.

The above impacts are indicative in nature and subject to further adjustments as management continues to complete the impact assessment of IFRS 15. The ultimate impact on revenues resulting from the application of the new standard will be subject to assessments that are dependent on many variables, including, but not limited to, the terms of our contractual arrangements and the Group's business portfolios.

The Group is deploying a cross-functional project team dedicated to continuously assess the impact of the new standard. This team is responsible for: (i) identifying the Group's revenue streams that will be most affected by the new requirements of the standard; (ii) making the necessary changes to the Group's existing accounting policies; (iii) developing new business processes and controls; including (iv) selecting, as well as, implementing suitable systems solutions to complement the Group's accounting and billing systems to support IFRS 15.

•     Amendments to IAS 28, Measuring an Associate or Joint Venture at Fair Value

IAS 28 is amended to clarify that when an investment entity elects to measure its investment in an associate or joint venture at fair value through profit or loss in accordance with IFRS 9, it shall make this election separately for each associate or joint venture, at initial recognition of the associate or joint venture.

A non-investment entity investor can elect to retain the fair value accounting applied by its investment entity associate or joint venture. This election is made separately for each investment entity associate or joint venture, at the later of the date on which (a) the investment entity associate or joint venture is initially recognized; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent. These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no investment in associates or joint venture measured at fair value through profit or loss as of December 31, 2017.

•     Amendments to IAS 40, Transfer of Investment Property

IAS 40 is amended to clarify that an entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. In isolation, a change in management’s intentions for the use of a property does not provide evidence of a change in use.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no property classified as investment property as of December 31, 2017.

•     Amendments to IFRS 1, Deletion of Short-term Exemptions for First-time Adopters

IFRS 1 is amended to delete short-term exemptions for first-time adopters regarding disclosures about financial instruments, employee benefits and investment entities.

This amendment is not applicable to the Group's consolidated financial statements.

•     Amendments to IFRS 2, Classification and Measurement of Shared-based Payment Transactions

IFRS 2 is amended to provide some additional accounting requirement for cash-settled share-based payment transactions regarding treatment of vesting and non-vesting conditions, share-based payment transactions with a net settlement feature for withholding tax obligations, and modification of a share-based payment transaction that changes its classification from cash-settled to equity-settled.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no shared-based payment transaction for the year ended December 31, 2017.

•     IFRS Interpretation Committee (IFRIC) 22, Foreign Currency Transactions and Advance Consideration

IFRIC 22 defines that the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration is the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

Effective for annual periods beginning on or after January 1, 2019

•     IFRS 16, Leases

IFRS 16 was issued in January 2016. It will result in almost all leases being recognised on the statement of financial position of the lessee, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and/or low-value leases. The standard is not expected to significantly change accounting for lessors.

The standard is mandatory for financial years commencing on or after January 1, 2019. Early adoption of IFRS 16 is allowed provided that it is adopted together with IFRS 15. The Group does not intend to adopt the standard before its effective date.

IFRS 16 will affect primarily the accounting for the Group's operating leases as lessee. As at the reporting date, the Group has non-cancellable operating lease commitments of IDR 31,218 billion (Note  33c.ii).

However, the Group has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group's profit and classification of cash flows. Some of the commitments may be covered by the exception for short-term and/or low-value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16.

•     IFRIC 23, Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. When there is uncertainty over income tax treatments, IFRIC 23 addresses:

-whether an entity considers uncertain tax treatments separately,

-the assumptions an entity makes about the examination of tax treatments by taxation authorities,

-how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and

-how an entity considers changes in facts and circumstances.

The Group is currently assessing on how the recognition and measurement of ongoing tax assessment would be affected by this IFRIC 23.

•     Amendments to IFRS 3, Business Combination and IFRS 11, Joint Arrangements, previously Held Interest in a Joint Operation

IFRS 3 is amended to clarify that when an entity obtains control of a business that is a joint operation and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. The acquirer shall therefore apply the requirements for a business combination achieved in stages, including remeasuring its previously held interest in the assets and liabilities of the joint operation at fair value.

IFRS 11 is amended to clarify that a party that participates in, but does not have joint control of,a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. In such cases, previously held interests in the joint operation are not remeasured.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IFRS 9, Prepayment Features with Negative Compensation

IFRS 9 is amended to clarify that financial assets with prepayment features that may result in negative compensation qualify as contractual cash flows that are solely payments of principal and interest on the principal amount outstanding.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no financial assets with prepayment features as of December 31, 2017.

•     Amendments to IAS 12, Income Tax Consequences of Payments on Financial Instruments Classified as Equity

IAS 12 is amended to clarify that an entity shall recognise the income tax consequences of dividends as defined in IFRS 9 when it recognises a liability to pay a dividend. An entity shall recognise the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 23, Borrowing Costs Eligible for Capitalisation

IAS 23 is amended to clarify that when the entity calculates the borrowing costs eligible for capitalisation from general borrowings, the entity shall exclude from this calculation borrowing costs applicable to borrowings made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended use or sale are complete.

These ammendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures

IAS 28 is amended to provides that the entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity's net investment in an associate or joint venture.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there are no long-term interests in associates and joint ventures as of December 31, 2017.

Effective for annual periods beginning on or after January 1, 2021

IFRS 17, Insurance Contract, will be effective on January 1, 2021, are considered to be not applicable to the Group's consolidated financial statements.

The effective date was postponed to a date yet to be determined

•     Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations.

These amendments are not expected to impact the Group’s consolidated statements of financial position or performance.